Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	74,055	34,627
	Ecolab Inc.	38,503	10,227
	Air Products & Chemicals Inc.	34,091	9,508
	Newmont Corp. (XNYS)	175,416	9,248
	Freeport-McMoRan Inc.	220,102	8,470
	Fastenal Co.	176,261	7,287
	Nucor Corp.	36,268	3,966
	International Paper Co.	80,303	3,839
	International Flavors & Fragrances Inc.	39,146	2,997
	Steel Dynamics Inc.	21,920	2,698
	Reliance Inc.	8,338	2,442
	CF Industries Holdings Inc.	26,526	2,406
	LyondellBasell Industries NV Class A	40,015	2,260
	Avery Dennison Corp.	12,271	2,181
	United States Steel Corp.	34,276	1,845
	Royal Gold Inc.	10,014	1,784
	Mosaic Co.	48,914	1,768
*	RBC Bearings Inc.	4,369	1,598
	Eastman Chemical Co.	17,925	1,405
	Southern Copper Corp.	13,627	1,239
	Alcoa Corp.	38,276	1,025
	Albemarle Corp.	17,870	996
	Celanese Corp.	16,396	866
	FMC Corp.	18,986	770
	Element Solutions Inc.	34,517	738
	NewMarket Corp.	1,120	721
	Timken Co.	9,926	680
	Hexcel Corp.	12,632	668
*	MP Materials Corp.	20,161	439
*	Cleveland-Cliffs Inc.	71,923	419
	Scotts Miracle-Gro Co.	6,622	394
	Ashland Inc.	7,646	379
	Westlake Corp.	5,297	376
	Olin Corp.	17,445	339
	Huntsman Corp.	25,049	279
	Chemours Co.	23,217	235
			121,119
Consumer Discretionary (15.2%)
*	Amazon.com Inc.	1,446,457	296,538
*	Tesla Inc.	428,307	148,391
*	Netflix Inc.	65,928	79,590
	Costco Wholesale Corp.	68,312	71,057
	Walmart Inc.	668,751	66,019
	Home Depot Inc.	152,855	56,295
	McDonald's Corp.	110,963	34,826
	Walt Disney Co.	279,796	31,628
	Booking Holdings Inc.	5,100	28,147
*	Uber Technologies Inc.	313,251	26,363
	TJX Cos. Inc.	174,578	22,154
	Lowe's Cos. Inc.	87,125	19,667
*	Spotify Technology SA	22,622	15,047
	Starbucks Corp.	174,374	14,639
*	O'Reilly Automotive Inc.	8,889	12,156
	NIKE Inc. Class B	181,738	11,012
*	Chipotle Mexican Grill Inc.	210,058	10,520
*	AutoZone Inc.	2,599	9,702
	Royal Caribbean Cruises Ltd.	36,501	9,380
	Hilton Worldwide Holdings Inc.	36,906	9,169
	Marriott International Inc. Class A	34,726	9,162

		Shares	Market Value ($000)
*	Airbnb Inc. Class A	65,751	8,482
	General Motors Co.	152,643	7,573
*	Roblox Corp. Class A	80,939	7,040
	Ross Stores Inc.	50,027	7,008
*	Copart Inc.	134,197	6,908
	Target Corp.	71,124	6,686
	Ford Motor Co.	605,139	6,281
	Yum! Brands Inc.	43,440	6,253
*	Take-Two Interactive Software Inc.	27,220	6,159
	Electronic Arts Inc.	40,816	5,869
*	Lululemon Athletica Inc.	17,863	5,657
*	Carvana Co.	16,632	5,441
	eBay Inc.	73,643	5,388
*	Trade Desk Inc. Class A	68,525	5,154
	DR Horton Inc.	43,508	5,137
*	Coupang Inc.	178,981	5,020
	Garmin Ltd.	23,861	4,843
	Delta Air Lines Inc.	99,368	4,808
*	United Airlines Holdings Inc.	50,265	3,993
	Tractor Supply Co.	81,827	3,960
	Darden Restaurants Inc.	18,056	3,868
	Lennar Corp. Class A	36,097	3,829
*	Warner Bros Discovery Inc.	375,147	3,740
*	Carnival Corp.	158,706	3,685
*	Ulta Beauty Inc.	7,154	3,373
*	Live Nation Entertainment Inc.	24,304	3,334
	Dollar General Corp.	33,939	3,301
*	Liberty Media Corp.-Liberty Formula One Class C	32,702	3,157
	Expedia Group Inc.	18,637	3,108
	PulteGroup Inc.	31,450	3,083
	Southwest Airlines Co.	92,320	3,082
*	NVR Inc.	432	3,074
	Williams-Sonoma Inc.	18,667	3,020
*	Duolingo Inc.	5,756	2,991
	RB Global Inc. (XTSE)	28,204	2,970
	Tapestry Inc.	36,052	2,832
*	Dollar Tree Inc.	31,033	2,801
	Genuine Parts Co.	21,259	2,690
	Domino's Pizza Inc.	5,390	2,554
*	DraftKings Inc. Class A	69,700	2,501
*	Deckers Outdoor Corp.	23,251	2,453
	Rollins Inc.	42,814	2,451
*	Aptiv plc	35,696	2,385
	Estee Lauder Cos. Inc. Class A	35,225	2,358
*	BJ's Wholesale Club Holdings Inc.	20,383	2,308
*	Burlington Stores Inc.	9,748	2,225
	Las Vegas Sands Corp.	53,773	2,213
	Best Buy Co. Inc.	32,993	2,187
	Omnicom Group Inc.	29,606	2,174
	Texas Roadhouse Inc.	10,224	1,996
	Fox Corp. Class A	34,965	1,921
	TKO Group Holdings Inc.	12,103	1,910
*	Rivian Automotive Inc. Class A	129,354	1,880
	Somnigroup International Inc.	28,150	1,831
*	GameStop Corp. Class A	59,929	1,786
	News Corp. Class A	61,841	1,746
	Pool Corp.	5,734	1,724
	Service Corp. International	21,959	1,713
	Ralph Lauren Corp.	6,054	1,676
	Aramark	40,693	1,648
	LKQ Corp.	40,484	1,638
	Toll Brothers Inc.	15,521	1,618
*	CarMax Inc.	24,018	1,548
	Dick's Sporting Goods Inc.	8,600	1,542
	Wingstop Inc.	4,485	1,533
	New York Times Co. Class A	24,959	1,426
	Hasbro Inc.	21,256	1,418
	Wynn Resorts Ltd.	15,595	1,412
	Interpublic Group of Cos. Inc.	57,774	1,384
*	Planet Fitness Inc. Class A	13,263	1,364

		Shares	Market Value ($000)
	Lithia Motors Inc.	4,081	1,293
*	Light & Wonder Inc.	13,851	1,248
*	Skechers USA Inc. Class A	19,921	1,236
*	Dutch Bros Inc. Class A	17,008	1,228
	Murphy USA Inc.	2,846	1,215
	H&R Block Inc.	21,202	1,207
*	Norwegian Cruise Line Holdings Ltd.	67,612	1,193
*	Floor & Decor Holdings Inc. Class A	16,107	1,155
*	American Airlines Group Inc.	100,738	1,149
	BorgWarner Inc. (XNYS)	33,942	1,123
*	Bright Horizons Family Solutions Inc.	8,687	1,122
*	MGM Resorts International	35,158	1,113
[1]	Paramount Global Class B	87,813	1,063
*	Ollie's Bargain Outlet Holdings Inc.	9,406	1,048
	Churchill Downs Inc.	10,632	1,015
*	Alaska Air Group Inc.	19,471	992
*	Five Below Inc.	8,452	985
*	Mattel Inc.	52,020	985
*	Etsy Inc.	17,593	974
	Fox Corp. Class B	19,320	971
	Wyndham Hotels & Resorts Inc.	11,614	961
	Vail Resorts Inc.	5,915	947
	Bath & Body Works Inc.	33,628	946
*	Cava Group Inc.	11,611	944
*	SharkNinja Inc.	10,149	933
*	Crocs Inc.	9,051	923
*	e.l.f. Beauty Inc.	8,094	910
*	Caesars Entertainment Inc.	32,922	885
	U-Haul Holding Co.	15,405	879
*	Grand Canyon Education Inc.	4,361	863
	Hyatt Hotels Corp. Class A	6,446	851
*	Lyft Inc. Class A	55,787	850
*	SiteOne Landscape Supply Inc.	6,864	802
	Nexstar Media Group Inc.	4,641	791
	Lear Corp.	8,615	779
	Gentex Corp.	35,901	774
	Boyd Gaming Corp.	9,987	749
*	AutoNation Inc.	3,963	729
	PVH Corp.	8,612	721
	Sirius XM Holdings Inc.	32,730	710
	Gap Inc.	31,764	709
*	Valvoline Inc.	19,512	675
	VF Corp.	54,052	673
	Whirlpool Corp.	8,067	630
	Thor Industries Inc.	7,686	624
*	Wayfair Inc. Class A	14,960	617
	Choice Hotels International Inc.	4,332	549
*	Madison Square Garden Sports Corp.	2,798	531
*	Liberty Media Corp.-Liberty Live Class C	7,186	524
	Macy's Inc.	42,433	505
	News Corp. Class B	15,049	492
	Travel & Leisure Co.	9,864	479
*	Amer Sports Inc.	12,883	469
	Penske Automotive Group Inc.	2,802	460
	Harley-Davidson Inc.	18,242	442
	Advance Auto Parts Inc.	8,970	430
*	Birkenstock Holding plc	7,725	415
*	RH	2,250	407
*	YETI Holdings Inc.	13,207	404
	Marriott Vacations Worldwide Corp.	5,289	348
*	Penn Entertainment Inc.	22,947	340
	Newell Brands Inc.	63,702	338
*	Avis Budget Group Inc.	2,703	329
*	Lucid Group Inc.	145,736	325
*	Capri Holdings Ltd.	17,548	318
	Columbia Sportswear Co.	4,918	314
	Polaris Inc.	8,008	314
	Wendy's Co.	26,856	306
*	Liberty Media Corp.-Liberty Formula One Class A	3,436	303
*	Coty Inc. Class A	57,640	284

		Shares	Market Value ($000)
*	TripAdvisor Inc.	16,504	235
*	Under Armour Inc. Class A	33,852	227
*	QuantumScape Corp.	52,736	211
*	Liberty Media Corp.-Liberty Live Class A	2,897	208
	Leggett & Platt Inc.	20,177	183
	Carter's Inc.	5,616	176
	Dillard's Inc. Class A	442	175
*	Under Armour Inc. Class C	23,504	148
	Kohl's Corp.	16,828	137
	Paramount Global Class A	4,094	93
*	U-Haul Holding Co. (XNYS)	1,279	82
	Lennar Corp. Class B	714	72
	Playtika Holding Corp.	10,824	51
			1,272,397
Consumer Staples (4.3%)
	Procter & Gamble Co.	363,875	61,819
	Philip Morris International Inc.	239,424	43,238
	Coca-Cola Co.	598,203	43,130
	PepsiCo Inc.	211,772	27,837
	Altria Group Inc.	261,462	15,847
	McKesson Corp.	19,535	14,056
	Mondelez International Inc. Class A	206,070	13,908
	CVS Health Corp.	194,150	12,433
	Colgate-Palmolive Co.	124,929	11,611
	Cencora Inc.	26,565	7,737
	Corteva Inc.	105,971	7,503
	Kimberly-Clark Corp.	50,985	7,330
	Kenvue Inc.	295,029	7,042
	Kroger Co.	102,177	6,972
*	Monster Beverage Corp.	108,552	6,942
	Keurig Dr Pepper Inc.	195,144	6,571
	Sysco Corp.	75,677	5,524
	General Mills Inc.	84,869	4,605
	Constellation Brands Inc. Class A	24,380	4,347
	Church & Dwight Co. Inc.	37,763	3,712
	Kraft Heinz Co.	136,675	3,653
	Hershey Co.	22,517	3,618
	Archer-Daniels-Midland Co.	73,088	3,528
	Kellanova	40,661	3,360
	McCormick & Co. Inc.	38,745	2,818
*	US Foods Holding Corp.	33,385	2,641
	Casey's General Stores Inc.	5,734	2,510
	Clorox Co.	19,021	2,509
	Tyson Foods Inc. Class A	43,265	2,430
*	Performance Food Group Co.	23,348	2,091
	J M Smucker Co.	16,054	1,808
	Conagra Brands Inc.	74,400	1,703
	Bunge Global SA	20,259	1,583
	Albertsons Cos. Inc. Class A	65,240	1,450
	Molson Coors Beverage Co. Class B	26,595	1,425
	Ingredion Inc.	10,002	1,391
	Hormel Foods Corp.	43,967	1,349
*	BellRing Brands Inc.	19,961	1,257
	Walgreens Boots Alliance Inc.	109,319	1,230
	Lamb Weston Holdings Inc.	21,933	1,223
	Coca-Cola Consolidated Inc.	9,290	1,065
*	Celsius Holdings Inc.	26,940	1,021
	Campbell's Co.	29,478	1,003
*	Post Holdings Inc.	8,310	919
	Brown-Forman Corp. Class B	26,449	882
*	Darling Ingredients Inc.	23,981	747
*	Freshpet Inc.	7,055	566
	Flowers Foods Inc.	28,180	476
*	Boston Beer Co. Inc. Class A	1,430	329
	Pilgrim's Pride Corp.	6,072	299
	Brown-Forman Corp. Class A	7,493	249
	Spectrum Brands Holdings Inc.	3,952	228
*	Grocery Outlet Holding Corp.	14,813	201
	Reynolds Consumer Products Inc.	8,285	183

		Shares	Market Value ($000)
	Seaboard Corp.	40	107
	Smithfield Foods Inc.	4,168	97
			364,113
Energy (3.1%)
	Exxon Mobil Corp.	677,200	69,278
	Chevron Corp.	252,064	34,457
	ConocoPhillips	199,103	16,994
	Williams Cos. Inc.	187,679	11,357
	EOG Resources Inc.	86,280	9,367
	Kinder Morgan Inc.	297,926	8,354
	Cheniere Energy Inc.	34,355	8,142
	Marathon Petroleum Corp.	49,536	7,962
	ONEOK Inc.	95,330	7,707
	Phillips 66	63,749	7,234
	Schlumberger NV	217,786	7,198
	Valero Energy Corp.	48,771	6,290
	Hess Corp.	43,061	5,692
	Baker Hughes Co.	153,550	5,689
	Targa Resources Corp.	33,376	5,271
	EQT Corp.	91,118	5,023
	Occidental Petroleum Corp.	104,656	4,268
	Expand Energy Corp.	35,731	4,149
	Diamondback Energy Inc.	29,010	3,903
	Texas Pacific Land Corp.	2,896	3,226
	Devon Energy Corp.	96,392	2,917
	Coterra Energy Inc.	112,011	2,723
	Halliburton Co.	135,080	2,646
*	First Solar Inc.	16,338	2,583
	TechnipFMC plc	65,613	2,044
*	Antero Resources Corp.	44,384	1,662
	DTE Midstream LLC	15,705	1,645
	Ovintiv Inc. (XNYS)	40,501	1,451
	Range Resources Corp.	36,624	1,393
	Permian Resources Corp.	100,346	1,265
	Antero Midstream Corp.	50,968	957
	APA Corp.	55,374	942
	HF Sinclair Corp.	24,214	875
	Chord Energy Corp.	9,505	856
*	Enphase Energy Inc.	20,207	836
	Matador Resources Co.	18,022	775
	Viper Energy Inc.	19,532	775
	NOV Inc.	59,659	716
	Weatherford International plc	10,985	479
	Civitas Resources Inc.	15,226	417
	New Fortress Energy Inc.	12,608	31
			259,549
Financials (11.5%)
*	Berkshire Hathaway Inc. Class B	282,054	142,144
	JPMorgan Chase & Co.	432,917	114,290
	Bank of America Corp.	1,026,268	45,289
	Wells Fargo & Co.	507,124	37,923
	Goldman Sachs Group Inc.	46,542	27,946
	Progressive Corp.	90,015	25,648
	S&P Global Inc.	48,248	24,744
	Morgan Stanley	176,940	22,654
	Charles Schwab Corp.	255,555	22,576
	Blackrock Inc.	22,732	22,275
	Citigroup Inc.	291,310	21,941
	Chubb Ltd.	62,316	18,520
	Marsh & McLennan Cos. Inc.	76,010	17,761
	CME Group Inc.	55,352	15,997
	Intercontinental Exchange Inc.	87,575	15,746
	Blackstone Inc.	111,078	15,413
	Arthur J Gallagher & Co.	37,896	13,167
	KKR & Co. Inc.	103,719	12,598
	Moody's Corp.	24,348	11,670
	Aon plc Class A (XNYS)	30,324	11,283
	PNC Financial Services Group Inc.	61,216	10,640
	Apollo Global Management Inc.	80,350	10,501

		Shares	Market Value ($000)
	US Bancorp	240,081	10,465
	Bank of New York Mellon Corp.	110,723	9,811
	Travelers Cos. Inc.	34,719	9,572
	Aflac Inc.	84,864	8,787
	Allstate Corp.	40,348	8,468
	American International Group Inc.	96,166	8,140
	Truist Financial Corp.	205,849	8,131
*	Coinbase Global Inc. Class A	31,194	7,693
	Ameriprise Financial Inc.	14,844	7,559
	MetLife Inc.	89,016	6,995
*	Robinhood Markets Inc. Class A	103,306	6,834
	MSCI Inc.	11,734	6,618
*	NU Holdings Ltd. Class A	498,866	5,991
	Hartford Insurance Group Inc.	44,401	5,765
	Prudential Financial Inc.	55,341	5,749
	Nasdaq Inc.	63,596	5,313
	Arch Capital Group Ltd.	55,454	5,270
	Willis Towers Watson plc	15,515	4,911
	LPL Financial Holdings Inc.	12,182	4,716
	Ares Management Corp. Class A	28,448	4,708
	M&T Bank Corp.	25,696	4,693
	Raymond James Financial Inc.	31,119	4,574
	Broadridge Financial Solutions Inc.	18,126	4,402
	State Street Corp.	45,042	4,337
	Brown & Brown Inc.	36,572	4,129
	Fifth Third Bancorp	104,607	3,995
*	Markel Group Inc.	1,966	3,817
	Cboe Global Markets Inc.	16,335	3,743
	Cincinnati Financial Corp.	23,655	3,568
	Huntington Bancshares Inc.	220,982	3,454
	Interactive Brokers Group Inc. Class A	16,365	3,431
	W R Berkley Corp.	45,560	3,403
	First Citizens BancShares Inc. Class A	1,772	3,276
	T Rowe Price Group Inc.	34,029	3,185
	Northern Trust Corp.	29,481	3,147
	Regions Financial Corp.	140,249	3,007
	Principal Financial Group Inc.	34,802	2,711
	Citizens Financial Group Inc.	66,903	2,700
	FactSet Research Systems Inc.	5,844	2,678
	Tradeweb Markets Inc. Class A	17,957	2,594
	Equitable Holdings Inc.	48,271	2,552
	Loews Corp.	27,632	2,467
	Unum Group	28,211	2,305
	Everest Group Ltd.	6,618	2,298
	KeyCorp	141,664	2,247
	Fidelity National Financial Inc.	40,099	2,196
*	SoFi Technologies Inc.	163,083	2,169
	Reinsurance Group of America Inc.	10,061	2,045
	RenaissanceRe Holdings Ltd.	7,963	1,986
	East West Bancorp Inc.	20,950	1,911
	Assurant Inc.	7,998	1,623
	Annaly Capital Management Inc.	85,496	1,620
	Kinsale Capital Group Inc.	3,416	1,612
	First Horizon Corp.	80,178	1,594
	Globe Life Inc.	12,520	1,526
	Carlyle Group Inc.	33,711	1,524
	Blue Owl Capital Inc.	80,195	1,498
	Ally Financial Inc.	42,085	1,473
	Stifel Financial Corp.	15,263	1,438
	Primerica Inc.	5,246	1,420
	Houlihan Lokey Inc.	8,095	1,414
	Corebridge Financial Inc.	43,063	1,404
	Old Republic International Corp.	36,138	1,366
	Webster Financial Corp.	26,492	1,364
	American Financial Group Inc.	10,944	1,357
	SEI Investments Co.	15,386	1,312
	Jefferies Financial Group Inc.	26,643	1,295
	Evercore Inc. Class A	5,559	1,287
	Morningstar Inc.	4,117	1,270
	Pinnacle Financial Partners Inc.	11,680	1,241

		Shares	Market Value ($000)
	Axis Capital Holdings Ltd.	11,753	1,220
	Commerce Bancshares Inc.	19,326	1,218
	MarketAxess Holdings Inc.	5,611	1,214
	XP Inc. Class A	62,427	1,209
	AGNC Investment Corp.	133,559	1,194
	Wintrust Financial Corp.	9,960	1,189
	Western Alliance Bancorp	16,383	1,186
	Comerica Inc.	20,560	1,174
	Cullen / Frost Bankers Inc.	8,879	1,127
	Popular Inc.	10,873	1,126
	Ryan Specialty Holdings Inc.	15,732	1,126
	SLM Corp.	33,494	1,084
	Synovus Financial Corp.	22,234	1,063
	MGIC Investment Corp.	39,401	1,042
	Franklin Resources Inc.	47,917	1,037
	Zions Bancorp NA	21,825	1,034
	Voya Financial Inc.	15,040	1,000
	Hanover Insurance Group Inc.	5,572	981
	Starwood Property Trust Inc.	48,887	966
	RLI Corp.	12,534	963
	Prosperity Bancshares Inc.	13,496	940
	Rithm Capital Corp.	80,782	901
	OneMain Holdings Inc.	17,204	892
	Lincoln National Corp.	26,109	865
	First American Financial Corp.	15,324	855
	Invesco Ltd.	55,947	809
	TPG Inc.	16,321	786
	FNB Corp.	55,384	768
	Affiliated Managers Group Inc.	4,346	765
	Columbia Banking System Inc.	32,288	755
	Bank OZK	16,425	728
	Janus Henderson Group plc	19,693	715
	Lazard Inc.	16,409	712
	White Mountains Insurance Group Ltd.	378	675
	Kemper Corp.	9,567	610
	Assured Guaranty Ltd.	7,073	598
*	Brighthouse Financial Inc.	9,403	562
	Virtu Financial Inc. Class A	12,169	489
*	Credit Acceptance Corp.	981	468
	First Hawaiian Inc.	19,269	460
	BOK Financial Corp.	3,343	316
[1]	Rocket Cos. Inc. Class A	21,089	269
	CNA Financial Corp.	3,446	165
	TFS Financial Corp.	7,599	100
	UWM Holdings Corp.	15,813	68
			961,304
Health Care (9.1%)
	Eli Lilly & Co.	123,375	91,010
	Johnson & Johnson	371,658	57,685
	AbbVie Inc.	273,107	50,828
	UnitedHealth Group Inc.	141,740	42,793
	Abbott Laboratories	266,539	35,604
*	Intuitive Surgical Inc.	54,466	30,084
	Merck & Co. Inc.	390,868	30,034
*	Boston Scientific Corp.	226,354	23,826
	Amgen Inc.	82,610	23,807
	Thermo Fisher Scientific Inc.	58,973	23,756
	Stryker Corp.	55,701	21,313
	Gilead Sciences Inc.	192,427	21,182
	Pfizer Inc.	874,736	20,548
	Danaher Corp.	99,455	18,887
*	Vertex Pharmaceuticals Inc.	39,807	17,597
	Medtronic plc	198,013	16,431
	Bristol-Myers Squibb Co.	312,147	15,070
	Elevance Health Inc.	35,854	13,762
	Cigna Group	41,395	13,107
	Zoetis Inc.	69,643	11,744
	HCA Healthcare Inc.	28,494	10,867
	Regeneron Pharmaceuticals Inc.	16,117	7,902

		Shares	Market Value ($000)
	Becton Dickinson & Co.	44,430	7,668
*	Edwards Lifesciences Corp.	89,994	7,039
*	IDEXX Laboratories Inc.	12,498	6,416
*	Veeva Systems Inc. Class A	22,622	6,327
*	Alnylam Pharmaceuticals Inc.	19,878	6,054
	Cardinal Health Inc.	37,621	5,810
	ResMed Inc.	22,396	5,482
*	Dexcom Inc.	60,123	5,159
	Agilent Technologies Inc.	44,147	4,941
	GE HealthCare Technologies Inc.	70,030	4,940
*	Centene Corp.	77,601	4,380
	Humana Inc.	18,541	4,322
*	IQVIA Holdings Inc.	27,689	3,886
	STERIS plc	15,201	3,727
*	Insulet Corp.	10,702	3,478
	Labcorp Holdings Inc.	12,910	3,214
*	Waters Corp.	9,114	3,183
	Quest Diagnostics Inc.	17,144	2,972
*	Biogen Inc.	22,312	2,896
	Zimmer Biomet Holdings Inc.	30,648	2,825
*	Natera Inc.	17,684	2,789
*	Molina Healthcare Inc.	8,687	2,650
*	Tenet Healthcare Corp.	14,575	2,460
	Baxter International Inc.	79,266	2,418
	West Pharmaceutical Services Inc.	11,169	2,355
*	United Therapeutics Corp.	6,659	2,123
*	Hologic Inc.	33,925	2,109
*	Align Technology Inc.	11,544	2,089
*	Cooper Cos. Inc.	30,125	2,057
*	Illumina Inc.	24,548	2,019
	Royalty Pharma plc Class A	59,876	1,969
*	Exelixis Inc.	43,830	1,886
*	Neurocrine Biosciences Inc.	15,220	1,872
	Encompass Health Corp.	15,390	1,861
	Revvity Inc.	18,800	1,700
*	BioMarin Pharmaceutical Inc.	29,000	1,684
	Universal Health Services Inc. Class B	8,818	1,679
*	Exact Sciences Corp.	28,446	1,601
	Viatris Inc.	181,614	1,596
*	Incyte Corp.	24,317	1,582
*	Solventum Corp.	21,384	1,563
*	QIAGEN NV	33,852	1,528
*	Penumbra Inc.	5,680	1,516
*	Henry Schein Inc.	19,485	1,364
*	Avantor Inc.	103,590	1,337
*	Moderna Inc.	49,482	1,314
	Chemed Corp.	2,273	1,307
	Bio-Techne Corp.	23,857	1,155
*	Medpace Holdings Inc.	3,906	1,152
*	Masimo Corp.	6,575	1,068
*	Charles River Laboratories International Inc.	7,859	1,066
*	Elanco Animal Health Inc. (XNYS)	75,846	1,019
*	Globus Medical Inc. Class A	17,092	1,012
*	Repligen Corp.	8,538	1,008
*	Jazz Pharmaceuticals plc	9,260	1,001
*	Doximity Inc. Class A	19,041	992
*	DaVita Inc.	7,253	988
	Teleflex Inc.	7,055	863
*	Ionis Pharmaceuticals Inc.	23,929	802
*	Roivant Sciences Ltd.	64,525	709
*	Bio-Rad Laboratories Inc. Class A	2,894	657
*	Inspire Medical Systems Inc.	4,488	620
	Bruker Corp.	16,847	618
	Perrigo Co. plc	21,077	564
*	Sarepta Therapeutics Inc.	13,930	524
	DENTSPLY SIRONA Inc.	31,653	506
*	Envista Holdings Corp.	25,661	469
*	Ultragenyx Pharmaceutical Inc.	13,477	459
*	Amedisys Inc.	4,816	453
*	Viking Therapeutics Inc.	16,119	432

		Shares	Market Value ($000)
	Premier Inc. Class A	16,152	371
	Organon & Co.	39,911	368
*	QuidelOrtho Corp.	10,400	319
*	Acadia Healthcare Co. Inc.	14,056	318
*	Apellis Pharmaceuticals Inc.	15,658	265
*	Sotera Health Co.	21,640	265
*	Enovis Corp.	8,033	251
*	Certara Inc.	18,411	209
*	GRAIL Inc.	4,094	157
*	10X Genomics Inc. Class A	16,018	153
*	Azenta Inc.	5,355	143
*	Fortrea Holdings Inc.	13,894	60
			764,000
Industrials (12.9%)
	Visa Inc. Class A	265,834	97,080
	Mastercard Inc. Class A	125,616	73,561
	General Electric Co.	165,894	40,795
	Accenture plc Class A	96,727	30,645
	RTX Corp.	204,861	27,959
	Caterpillar Inc.	74,434	25,905
	American Express Co.	85,451	25,127
*	Boeing Co.	115,343	23,913
	Honeywell International Inc.	100,436	22,766
	Union Pacific Corp.	94,011	20,838
	Automatic Data Processing Inc.	63,337	20,618
	GE Vernova Inc.	41,988	19,859
	Eaton Corp. plc	60,744	19,450
	Deere & Co.	38,410	19,445
	Capital One Financial Corp.	97,523	18,446
	Lockheed Martin Corp.	32,485	15,670
	Trane Technologies plc	34,939	15,033
*	Fiserv Inc.	87,116	14,182
	Parker-Hannifin Corp.	19,761	13,135
	Sherwin-Williams Co.	36,046	12,934
	3M Co.	83,671	12,413
	TransDigm Group Inc.	8,391	12,322
	Cintas Corp.	53,219	12,054
	General Dynamics Corp.	42,092	11,722
	Illinois Tool Works Inc.	45,120	11,058
	United Parcel Service Inc. Class B (XNYS)	112,363	10,960
*	PayPal Holdings Inc.	154,328	10,846
	Howmet Aerospace Inc.	62,298	10,584
	Emerson Electric Co.	87,858	10,488
	Johnson Controls International plc	101,362	10,275
	Northrop Grumman Corp.	21,030	10,195
	CRH plc	105,859	9,650
	CSX Corp.	296,500	9,366
	Carrier Global Corp.	129,509	9,221
	Norfolk Southern Corp.	34,791	8,598
*	Axon Enterprise Inc.	11,189	8,396
	Paychex Inc.	49,555	7,825
	Quanta Services Inc.	22,350	7,656
	FedEx Corp.	34,115	7,440
	PACCAR Inc.	79,090	7,423
	WW Grainger Inc.	6,665	7,249
	United Rentals Inc.	10,088	7,146
	L3Harris Technologies Inc.	29,100	7,110
	Verisk Analytics Inc.	21,605	6,787
	Cummins Inc.	20,995	6,749
	Fidelity National Information Services Inc.	82,799	6,592
	AMETEK Inc.	35,545	6,353
*	Fair Isaac Corp.	3,677	6,348
	Otis Worldwide Corp.	61,252	5,840
	Ferguson Enterprises Inc.	30,749	5,607
	Rockwell Automation Inc.	17,454	5,508
	Vulcan Materials Co.	20,433	5,416
	Westinghouse Air Brake Technologies Corp.	26,393	5,340
*	Block Inc. (XNYS)	85,365	5,271
	Martin Marietta Materials Inc.	9,451	5,175

		Shares	Market Value ($000)
	Ingersoll Rand Inc. (XYNS)	62,382	5,093
	Equifax Inc.	18,869	4,985
	Old Dominion Freight Line Inc.	29,887	4,787
	Xylem Inc.	37,186	4,687
	DuPont de Nemours Inc.	64,746	4,325
*	Keysight Technologies Inc.	26,858	4,218
	PPG Industries Inc.	35,501	3,933
	Veralto Corp.	38,155	3,855
	Dover Corp.	21,185	3,766
	Fortive Corp.	53,365	3,746
*	Mettler-Toledo International Inc.	3,225	3,727
*	Teledyne Technologies Inc.	7,130	3,557
	Synchrony Financial	60,424	3,483
	Smurfit WestRock plc	79,478	3,444
*	Corpay Inc.	10,362	3,369
	EMCOR Group Inc.	6,956	3,282
	Hubbell Inc.	8,327	3,244
	Amcor plc	348,847	3,178
	Dow Inc.	107,670	2,987
	HEICO Corp. Class A	12,503	2,949
	Global Payments Inc.	38,994	2,948
	Lennox International Inc.	4,917	2,775
*	Trimble Inc.	37,180	2,650
	Packaging Corp. of America	13,643	2,635
	Carlisle Cos. Inc.	6,873	2,613
	Comfort Systems USA Inc.	5,432	2,598
	Curtiss-Wright Corp.	5,877	2,587
	Snap-on Inc.	7,957	2,552
	TransUnion	29,780	2,550
	Pentair plc	25,272	2,506
	Ball Corp.	45,703	2,449
	Expeditors International of Washington Inc.	21,573	2,432
	Jacobs Solutions Inc.	19,095	2,412
	Watsco Inc.	5,363	2,379
*	Zebra Technologies Corp. Class A	7,831	2,269
	AECOM	20,363	2,237
	RPM International Inc.	19,372	2,205
	Graco Inc.	25,619	2,169
	Textron Inc.	28,807	2,133
	IDEX Corp.	11,658	2,109
	Masco Corp.	33,456	2,088
*	Affirm Holdings Inc.	40,154	2,084
	Booz Allen Hamilton Holding Corp.	19,374	2,058
	HEICO Corp.	6,721	2,014
*	XPO Inc.	17,582	2,001
	Jack Henry & Associates Inc.	11,039	2,000
	Woodward Inc.	8,998	1,947
	Allegion plc	13,624	1,944
	ITT Inc.	12,893	1,941
*	Builders FirstSource Inc.	17,641	1,900
	Nordson Corp.	8,807	1,867
	Crown Holdings Inc.	17,962	1,769
	Owens Corning	13,143	1,760
	BWX Technologies Inc.	13,961	1,753
	JB Hunt Transport Services Inc.	12,558	1,744
	CH Robinson Worldwide Inc.	17,954	1,723
	CNH Industrial NV	133,679	1,672
*	API Group Corp.	35,592	1,661
	nVent Electric plc	25,227	1,660
	Lincoln Electric Holdings Inc.	8,433	1,633
*	Core & Main Inc. Class A	29,695	1,628
	AptarGroup Inc.	10,234	1,621
	Stanley Black & Decker Inc.	23,469	1,536
*	MasTec Inc.	9,730	1,517
*	ATI Inc.	18,881	1,504
	Tetra Tech Inc.	40,955	1,431
	Allison Transmission Holdings Inc.	13,306	1,377
	Regal Rexnord Corp.	10,178	1,358
	Huntington Ingalls Industries Inc.	6,058	1,351
	Donaldson Co. Inc.	18,700	1,301

		Shares	Market Value ($000)
*	TopBuild Corp.	4,588	1,298
	Crane Co.	7,525	1,290
*	Paylocity Holding Corp.	6,746	1,288
	Acuity Inc.	4,739	1,232
	Toro Co.	15,794	1,197
	A O Smith Corp.	18,413	1,184
*	Middleby Corp.	8,083	1,181
	Advanced Drainage Systems Inc.	10,631	1,169
	Genpact Ltd.	26,464	1,139
*	Generac Holdings Inc.	8,946	1,093
*	AZEK Co. Inc.	21,946	1,087
	WESCO International Inc.	6,450	1,083
*	Saia Inc.	4,063	1,074
	Eagle Materials Inc.	5,283	1,068
	Esab Corp.	8,637	1,062
	Knight-Swift Transportation Holdings Inc.	23,744	1,052
	Armstrong World Industries Inc.	6,702	1,043
*	Axalta Coating Systems Ltd.	33,598	1,035
	Graphic Packaging Holding Co.	45,918	1,020
	Simpson Manufacturing Co. Inc.	6,466	1,007
	AAON Inc.	10,431	1,004
*	Kirby Corp.	9,006	996
	Flowserve Corp.	19,914	994
	Valmont Industries Inc.	3,107	988
	Oshkosh Corp.	9,886	981
	Fortune Brands Innovations Inc.	19,090	962
	Ryder System Inc.	6,482	954
	Air Lease Corp.	16,262	937
*	Trex Co. Inc.	16,772	937
	AGCO Corp.	9,531	934
	MSA Safety Inc.	5,619	916
*	FTI Consulting Inc.	5,454	895
*	Shift4 Payments Inc. Class A	9,283	880
	Louisiana-Pacific Corp.	9,737	877
	MKS Inc.	10,245	842
	Vontier Corp.	23,451	838
*	WEX Inc.	6,155	818
*	Mohawk Industries Inc.	7,992	804
	Cognex Corp.	26,358	790
*	Gates Industrial Corp. plc	36,976	782
	Littelfuse Inc.	3,810	781
*	GXO Logistics Inc.	18,462	760
	Landstar System Inc.	5,464	750
	WillScot Holdings Corp.	27,521	742
	Robert Half Inc.	15,597	714
*	Euronet Worldwide Inc.	6,581	713
	Sealed Air Corp.	22,150	713
	Sonoco Products Co.	15,658	713
	Silgan Holdings Inc.	12,661	697
*	BILL Holdings Inc.	15,879	694
*	Spirit AeroSystems Holdings Inc. Class A	18,100	677
*	Standard Aero Inc.	20,832	611
	Sensata Technologies Holding plc	22,295	581
*	Loar Holdings Inc.	6,503	566
	MSC Industrial Direct Co. Inc. Class A	6,818	554
	Brunswick Corp.	10,322	522
	Western Union Co.	51,703	480
	ADT Inc.	57,013	474
*	Amentum Holdings Inc.	22,945	474
*	Everus Construction Group Inc.	7,951	460
	Crane NXT Co.	7,666	411
	ManpowerGroup Inc.	7,215	303
*	Hayward Holdings Inc.	21,201	296
	Schneider National Inc. Class B	6,557	152
	Vestis Corp.	20,590	127
*	Ardagh Group SA	2,011	18
			1,080,724

		Shares	Market Value ($000)
Real Estate (2.4%)
	Prologis Inc.	142,252	15,449
	American Tower Corp.	71,914	15,436
	Welltower Inc.	95,027	14,661
	Equinix Inc.	14,872	13,219
	Digital Realty Trust Inc.	50,985	8,745
	Simon Property Group Inc.	49,902	8,138
	Realty Income Corp.	134,072	7,591
	Public Storage	24,349	7,509
	Crown Castle Inc.	66,962	6,720
*	CBRE Group Inc. Class A	47,160	5,896
	VICI Properties Inc.	162,293	5,146
	Extra Space Storage Inc.	32,338	4,888
*	CoStar Group Inc.	63,862	4,698
	AvalonBay Communities Inc.	21,963	4,541
	Iron Mountain Inc.	44,911	4,433
	Ventas Inc.	64,836	4,168
	Equity Residential	58,366	4,094
	SBA Communications Corp.	16,575	3,844
	Invitation Homes Inc.	94,781	3,194
	Weyerhaeuser Co.	112,091	2,904
	Essex Property Trust Inc.	9,850	2,796
	Mid-America Apartment Communities Inc.	17,793	2,787
	Sun Communities Inc.	19,185	2,368
	Kimco Realty Corp.	100,294	2,132
	WP Carey Inc.	33,494	2,102
	UDR Inc.	50,181	2,079
	Regency Centers Corp.	28,094	2,027
	American Homes 4 Rent Class A	51,769	1,959
	Gaming & Leisure Properties Inc.	40,395	1,886
	Equity LifeStyle Properties Inc.	29,416	1,870
	Camden Property Trust	15,900	1,868
	Alexandria Real Estate Equities Inc.	26,538	1,863
	Healthpeak Properties Inc.	106,956	1,862
	Host Hotels & Resorts Inc.	106,209	1,645
*	Jones Lang LaSalle Inc.	7,356	1,638
	BXP Inc.	24,269	1,634
	Lamar Advertising Co. Class A	13,327	1,606
*	Zillow Group Inc. Class C	23,217	1,558
	Omega Healthcare Investors Inc.	41,367	1,531
	CubeSmart	34,175	1,461
	EastGroup Properties Inc.	7,616	1,291
	Federal Realty Investment Trust	12,992	1,240
	NNN REIT Inc.	29,422	1,229
	Rexford Industrial Realty Inc.	33,806	1,191
	Agree Realty Corp.	15,586	1,174
	Brixmor Property Group Inc.	45,336	1,152
	Vornado Realty Trust	27,374	1,031
	First Industrial Realty Trust Inc.	19,926	985
	STAG Industrial Inc.	27,272	970
	Healthcare Realty Trust Inc.	55,002	798
	Americold Realty Trust Inc.	43,558	722
	Cousins Properties Inc.	24,474	687
	EPR Properties	11,604	646
	Kilroy Realty Corp.	17,997	580
	Rayonier Inc.	23,942	567
	Millrose Properties Inc.	18,870	526
*	Zillow Group Inc. Class A	7,742	512
	Highwoods Properties Inc.	15,720	467
	Medical Properties Trust Inc.	92,889	425
	Lineage Inc.	9,478	405
	National Storage Affiliates Trust	10,479	361
	Park Hotels & Resorts Inc.	31,997	332
*	Howard Hughes Holdings Inc.	4,557	311
*	Seaport Entertainment Group Inc.	1,231	24
			201,572
Technology (35.1%)
	Microsoft Corp.	1,146,006	527,575
	NVIDIA Corp.	3,606,197	487,305

		Shares	Market Value ($000)
	Apple Inc.	2,270,517	456,033
	Meta Platforms Inc. Class A	337,634	218,615
	Broadcom Inc.	708,753	171,568
	Alphabet Inc. Class A	905,731	155,550
	Alphabet Inc. Class C	747,796	129,257
*	Palantir Technologies Inc. Class A	317,223	41,804
	Oracle Corp.	246,333	40,775
	Salesforce Inc.	142,413	37,792
	International Business Machines Corp.	141,373	36,624
*	ServiceNow Inc.	31,642	31,993
	Intuit Inc.	42,075	31,702
*	Adobe Inc.	67,080	27,844
*	Advanced Micro Devices Inc.	247,889	27,449
	Texas Instruments Inc.	140,308	25,655
	QUALCOMM Inc.	171,972	24,970
	Applied Materials Inc.	125,483	19,669
*	Palo Alto Networks Inc.	99,555	19,156
*	Crowdstrike Holdings Inc. Class A	35,479	16,724
	Amphenol Corp. Class A	182,129	16,379
	Analog Devices Inc.	76,301	16,327
	Micron Technology Inc.	169,764	16,036
	Lam Research Corp.	197,969	15,994
*	AppLovin Corp. Class A	40,372	15,866
	KLA Corp.	20,498	15,515
*	MicroStrategy Inc. Class A	35,603	13,140
	Intel Corp.	668,777	13,075
*	Cadence Design Systems Inc.	42,020	12,063
*	DoorDash Inc. Class A	54,470	11,365
*	Synopsys Inc.	23,786	11,036
*	Fortinet Inc.	97,429	9,916
*	Snowflake Inc. Class A	48,012	9,875
*	Autodesk Inc.	33,130	9,810
	Roper Technologies Inc.	16,434	9,372
*	Workday Inc. Class A	32,593	8,074
	Marvell Technology Inc.	131,760	7,931
*	Cloudflare Inc. Class A	46,836	7,770
	Cognizant Technology Solutions Corp. Class A	76,867	6,225
	Vertiv Holdings Co. Class A	55,240	5,962
	Corning Inc.	117,937	5,848
*	Datadog Inc. Class A	46,793	5,516
*	Atlassian Corp. Ltd. Class A	24,867	5,163
*	Gartner Inc.	11,610	5,067
	Monolithic Power Systems Inc.	7,317	4,843
	Dell Technologies Inc. Class C	42,597	4,740
	Microchip Technology Inc.	81,565	4,734
*	HubSpot Inc.	7,663	4,520
*	ANSYS Inc.	13,452	4,450
*	Zscaler Inc.	14,442	3,982
*	GoDaddy Inc. Class A	21,412	3,900
*	Tyler Technologies Inc.	6,506	3,754
	CDW Corp.	20,588	3,713
	HP Inc.	143,691	3,578
	VeriSign Inc.	12,804	3,489
	Hewlett Packard Enterprise Co.	201,330	3,479
*	Zoom Communications Inc.	40,481	3,289
	NetApp Inc.	31,517	3,125
*	PTC Inc.	18,173	3,059
	Leidos Holdings Inc.	20,452	3,038
*	Super Micro Computer Inc. (XNGS)	75,865	3,036
*	Toast Inc. Class A	71,243	3,005
*	Nutanix Inc. Class A	38,525	2,954
*	Pinterest Inc. Class A	91,110	2,834
	Jabil Inc.	16,445	2,763
*	Docusign Inc.	31,163	2,761
*	ON Semiconductor Corp.	65,609	2,757
*	Twilio Inc. Class A	23,407	2,755
*	Western Digital Corp.	53,051	2,735
*	Guidewire Software Inc.	12,556	2,700
	SS&C Technologies Holdings Inc.	32,874	2,657
*	Okta Inc.	24,823	2,561

		Shares	Market Value ($000)
*	F5 Inc.	8,906	2,542
*	Pure Storage Inc. Class A	47,021	2,520
*	Dynatrace Inc.	45,323	2,448
	Gen Digital Inc. (XNGS)	84,063	2,394
*	MongoDB Inc.	10,998	2,077
	Paycom Software Inc.	7,826	2,028
	Teradyne Inc.	23,942	1,882
*	Manhattan Associates Inc.	9,385	1,772
*	Akamai Technologies Inc.	22,783	1,730
	Skyworks Solutions Inc.	24,631	1,700
	Entegris Inc.	22,954	1,578
	Amdocs Ltd.	17,196	1,578
*	Astera Labs Inc.	17,115	1,553
*	EPAM Systems Inc.	8,455	1,475
*	CACI International Inc. Class A	3,402	1,456
*	Coherent Corp.	19,131	1,447
	TD SYNNEX Corp.	11,604	1,408
*	Dayforce Inc.	23,320	1,378
*	Kyndryl Holdings Inc.	35,001	1,366
*	Unity Software Inc.	47,078	1,228
*	Maplebear Inc.	26,236	1,198
	Match Group Inc.	39,368	1,179
*	MACOM Technology Solutions Holdings Inc.	9,498	1,155
*	Procore Technologies Inc.	16,756	1,125
*	Qorvo Inc.	14,615	1,111
*	Elastic NV	13,339	1,079
	KBR Inc.	20,277	1,058
	Bentley Systems Inc. Class B	21,445	1,024
	Universal Display Corp.	7,132	1,022
*	Dropbox Inc. Class A	33,932	979
*	Arrow Electronics Inc.	8,214	972
*	Lattice Semiconductor Corp.	20,980	943
*	UiPath Inc. Class A	67,028	892
*	Gitlab Inc. Class A	19,567	890
*	Confluent Inc. Class A	38,301	882
	Science Applications International Corp.	7,540	871
*	Cirrus Logic Inc.	8,281	815
*	SentinelOne Inc. Class A	43,598	768
*	Appfolio Inc. Class A	3,568	753
*	Onto Innovation Inc.	7,546	694
	Avnet Inc.	13,507	675
	Pegasystems Inc.	6,852	673
*	Sandisk Corp.	17,724	668
*	CCC Intelligent Solutions Holdings Inc.	75,713	665
	Dolby Laboratories Inc. Class A	8,771	651
*	Globant SA	6,410	629
*	GLOBALFOUNDRIES Inc.	15,003	537
*	Allegro MicroSystems Inc.	18,303	464
*	Parsons Corp.	6,951	451
*	ZoomInfo Technologies Inc.	46,541	444
*	DXC Technology Co.	27,533	419
*	IAC Inc.	11,642	419
	Dun & Bradstreet Holdings Inc.	46,288	417
	Concentrix Corp.	7,380	413
*	nCino Inc.	12,650	333
*	Teradata Corp.	15,125	332
*	RingCentral Inc. Class A	12,077	313
	Amkor Technology Inc.	17,168	309
*	Five9 Inc.	11,216	297
*	DoubleVerify Holdings Inc.	21,460	295
*	Informatica Inc. Class A	11,821	284
*,1	Trump Media & Technology Group Corp.	13,151	281
*	IPG Photonics Corp.	4,162	276
*	Clarivate plc	62,552	264
*	Angi Inc.	6,098	95
	Ingram Micro Holding Corp.	3,731	71
*,1	Wolfspeed Inc.	19,517	23
			2,942,264

		Shares	Market Value ($000)
Telecommunications (2.1%)
	Cisco Systems Inc.	614,781	38,756
	AT&T Inc.	1,105,878	30,743
	Verizon Communications Inc.	649,531	28,553
	Comcast Corp. Class A	577,816	19,975
	T-Mobile US Inc.	72,610	17,586
*	Arista Networks Inc.	158,520	13,734
	Motorola Solutions Inc.	25,379	10,542
*	Charter Communications Inc. Class A	14,203	5,628
	Juniper Networks Inc.	50,058	1,799
*	Ciena Corp.	22,167	1,775
*	Liberty Broadband Corp. Class C	16,897	1,585
*	Roku Inc.	19,207	1,392
*	Frontier Communications Parent Inc.	37,719	1,367
*	Lumentum Holdings Inc.	10,400	752
	Iridium Communications Inc.	17,654	448
*	Liberty Global Ltd. Class A	25,770	248
	Ubiquiti Inc.	621	246
*	Liberty Global Ltd. Class C	24,167	239
*	Liberty Broadband Corp. Class A	2,480	230
*,2	GCI Liberty Inc.	11,885	—
			175,598
Utilities (2.7%)
	NextEra Energy Inc.	317,149	22,403
	Southern Co.	168,867	15,198
	Waste Management Inc.	61,720	14,873
	Constellation Energy Corp.	48,548	14,863
	Duke Energy Corp.	118,983	14,007
	American Electric Power Co. Inc.	82,097	8,496
	Vistra Corp.	52,400	8,414
	Republic Services Inc.	31,606	8,132
	Sempra	97,333	7,649
	Dominion Energy Inc.	128,797	7,299
	Exelon Corp.	154,544	6,772
	Public Service Enterprise Group Inc.	76,793	6,223
	Xcel Energy Inc.	88,415	6,198
	PG&E Corp.	335,711	5,667
	Consolidated Edison Inc.	53,591	5,600
	Entergy Corp.	65,795	5,479
	WEC Energy Group Inc.	48,724	5,235
	NRG Energy Inc.	31,177	4,861
	DTE Energy Co.	31,902	4,359
	American Water Works Co. Inc.	30,128	4,307
	PPL Corp.	113,819	3,955
	Ameren Corp.	40,783	3,951
	CenterPoint Energy Inc.	99,726	3,714
	FirstEnergy Corp.	88,220	3,700
	Eversource Energy	56,495	3,662
	Atmos Energy Corp.	23,657	3,659
	Edison International	58,994	3,283
	CMS Energy Corp.	45,865	3,221
	NiSource Inc.	72,038	2,848
	Alliant Energy Corp.	39,103	2,433
	Evergy Inc.	34,164	2,269
*	Clean Harbors Inc.	7,916	1,795
	Pinnacle West Capital Corp.	17,199	1,569
	Essential Utilities Inc.	38,376	1,479
	OGE Energy Corp.	30,330	1,349
	UGI Corp.	34,181	1,233
	National Fuel Gas Co.	13,915	1,149
	AES Corp.	108,355	1,093
	IDACORP Inc.	8,289	986
[1]	Brookfield Renewable Corp. (XTSE)	21,007	617
	MDU Resources Group Inc.	31,650	544
	Clearway Energy Inc. Class C	14,654	451
	Clearway Energy Inc. Class A	2,948	85
			225,080
Total Common Stocks (Cost $5,429,617)			8,367,720

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $10,439)	104,398	10,439
Total Investments (99.9%) (Cost $5,440,056)			8,378,159
Other Assets and Liabilities—Net (0.1%)			7,795
Net Assets (100%)			8,385,954
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,674.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,774 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	60	17,748	573
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,367,702	18	—	8,367,720
Temporary Cash Investments	10,439	—	—	10,439
Total	8,378,141	18	—	8,378,159
Derivative Financial Instruments
Assets
Futures Contracts[1]	573	—	—	573
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.